Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Debt
Note 4. Debt
At June 30, 2022 and December 31, 2021, the carrying value of debt was as follows:

	As of
	June 30, 2022	December 31, 2021
Gross term loans	$224,545	$202,671
Strategic Partner Arrangement (see Note 12)	9,355	5,227
Capital lease obligations	3,071	2,221

	236,971	210,119
Less unamortized debt discount on term loans	(15,441)	(17,019)
Less current portion of debt	(1,861)	(1,504)

Debt, net of current portion	$219,669	$191,596
Starry Credit Agreement:
In February 2019, the Company entered into a credit agreement with a lender to provide for a total of $50,000, in the form of two separate term loan tranches of $27,500 and $22,500, respectively (as amended and restated from time to time, the “Starry Credit Agreement”). The Company drew the first tranche of $27,500 in February 2019 (the “Tranche A Loan”) and the second tranche of $22,500 in June 2019 (the “Delayed Draw Tranche A Loan”). In December 2019, the Company amended and restated the Starry Credit Agreement with a syndicate of lenders, with the new lenders providing for an additional term loan tranche of $75,000 (the “Tranche B Loan”), which was immediately drawn by the Company.
On October 6, 2021, the Company entered into the fifth amendment (the “Fifth Amendment”) to the Starry Credit Agreement with lenders to provide for a total of $
40,000
in term loans which the Company immediately drew upon in full (the “Tranche C Loan”) and up to an additional $
10,000
in delayed draw loans which the Company fully drew upon in January 2022 (the “Delayed Draw Tranche C Loan”) (together, the “Tranche C Loans” and collectively with the Tranche A Loan, Delayed Draw Tranche A Loan and Tranche B Loan, the “Term Loans”).
The Term Loans incur interest at a rate equal to the London Interbank Offered Rate (“LIBOR”), subject to a floor of 2.0%, plus an applicable margin of 9.0% (with the interest rate capped at 13.25% per annum) and such interest is accrued on a quarterly basis. Such interest rates were 11.0% as of June 30, 2022 and December 31, 2021. As allowed in the Starry Credit Agreement, the Company has elected to pay the interest accrued on an in-kind
basis by increasing the principal balance outstanding. For the three months ended June 30, 2022 and 2021, the Company incurred $6,065, and $4,139, respectively, of paid-in-kind
interest on the Term Loans. For the six months ended June 30, 2022 and 2021, the Company incurred $11,874 and $8,124, respectively, of paid-in-kind
interest on the Term Loans.
Paid-in-kind
interest is reflected as a component of the carrying value of the Term Loans as the payment of such interest would occur upon the settlement of the Term Loans.
The principal balance is payable in its entirety at maturity in February 2024. The Company may prepay the Term Loans, in whole or in part, at any time, subject to a premium. In addition, the lenders can require prepayment in certain circumstances, including a change of control, also subject to a premium. As of June 30, 2022, the premium for such prepayment is 5% of the principal if prepaid prior to maturity. A change of control is defined as the acquisition of direct or indirect ownership by a person other than existing stockholders of the Company of fifty percent or more of the voting or equity value of the Company.
The Term Loans are senior to all other debt and have a first priority lien on substantially all of the Company’s assets. The Term Loans contain customary conditions related to borrowing, events of default and covenants, including certain non-financial
covenants and covenants limiting the Company’s ability to dispose of assets, undergo a change in control, merge with or acquire stock, and make investments, in each case subject to certain exceptions. There is a financial covenant with respect to the Term Loans that requires the Company to maintain a minimum cash balance of $15,000 at all times. Upon the occurrence of an event of default, in addition to the lenders being able to declare amounts outstanding under the Term Loans due and payable the lenders can elect to increase the interest rate by 2.0% per annum.
The Company assessed the embedded features of the Term Loans, including the accelerated repayment (redemption) features and the default rate of interest feature, noting that these features met the definition of a derivative under ASC 815 and were not clearly and closely related to the debt host instrument. The Company is required to remeasure these derivative features to their then fair value at each subsequent reporting period. Based on the probability of prepayment prior to maturity, the repayment feature was ascribed a fair value of $11,464 and $10,412, respectively, as of June 30, 2022 and December 31, 2021, and recorded in other liabilities on the consolidated balance sheets (the “Prepayment Penalty”). The change in fair value of the Prepayment Penalty is based on management’s assumption of the estimated probability that the accelerated repayment would be triggered prior to maturity. As of June 30, 2022, such probability was deemed to be 100% before maturity of the debt. The change in fair value of $0 and $1,052 for the three and six months ended June 30, 2022, respectively, was recorded in other income (expense) on the condensed consolidated statements of operations.
The Company amortizes debt discounts over the term of the Starry Credit Agreement using the effective interest method (based on an effective interest rate of 16.9%, 11.2%, 14.2% and 19.1%, respectively). The amortization recorded for the three and six months ended June 30, 2022 was $1,776 and $3,402, respectively, and is included within interest expense in the condensed consolidated statements of operations. The remaining unamortized debt discount at June 30, 2022 and December 31, 2021 is $15,441 and $17,019, respectively, and is reflected net against debt, net of current portion on the condensed consolidated balance sheets.
2020 Convertible notes payable:
During the year ended December 31, 2020, the Company issued convertible notes payable (the “2020 Notes”) in exchange for cash totaling $31,243. Such notes incurred interest at 3.0% per annum and had a maturity date of
June 4
, 2021. One current shareholder who is a related party contributed $2,349 of the 2020 Notes balance.
January 2021 Convertible notes payable:
In January 2021, the Company issued convertible notes payable (the “2021 Notes”) in exchange for cash totaling $11,000. The 2021 Notes bore interest at 3.0% per annum with a maturity date of
October 29
, 2021. The 2021 Notes were only prepayable with the consent of the holder and are an unsecured obligation of the Company. The 2021 Notes included the following embedded features:

(a)
Automatic conversion of outstanding principal and unpaid accrued interest upon the closing of the next equity financing. The conversion price was based on the next equity financing per share price with a
20
% discount, as long as it was not greater than $
1.57
per share. The number of conversion shares to be issued was equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the above-mentioned conversion price. This feature was effectively made up of two separate components, a share-settled redemption feature when the conversion price is not greater than $
1.57
per share, and a traditional conversion option when the conversion price is greater than $
1.57
per share.

(b)
Automatic conversion of outstanding principal and unpaid accrued interest upon maturity of the 2021 Notes into shares of Series D preferred stock. The number of Series D Preferred Stock shares to be issued was equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D Preferred Stock price.

(c)
Automatic redemption upon the Company closing a corporate transaction. In such scenario, the majority noteholders would elect either (i) the repayment of the outstanding principal and accrued unpaid interest due upon the closing of the corporate transaction or (ii) the conversion of the 2021 Notes into the right to receive a cash payment as though the principal and unpaid accrued interest had converted into conversion shares. The conversion price was to be based on the corporate transaction per share price with a
20
% discount, provided it was not greater than $
1.57
. The number of conversion shares to be issued was to be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the above-mentioned conversion price. This feature was effectively made up of two separate components, a share-settled redemption feature when the conversion price is not greater than $
1.57
per share, and a traditional conversion option when the conversion price is greater than $
1.57
per share.

(d)
Automatic conversion of outstanding principal and unpaid accrued interest upon the closing of an initial public offering. The number of conversion shares to be issued was equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D Preferred Stock price.

(e)
Automatic conversion of outstanding principal and unpaid accrued interest upon an event of default under the Starry Credit Agreement. The number of conversion shares to be issued was equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D Preferred Stock price.

(f)
In the event of a future
non-equity
financing prior to the full payment or conversion of the Notes, each lender had the option to elect for the principal and unpaid accrued interest of each outstanding note to be converted into either (i) the instrument used in the non-equity
financing on the same price, or (ii) conversion shares. The number of conversion shares to be issued was equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the conversion price.

The Company assessed the embedded features within the 2021 Notes as detailed above and determined that the automatic conversion feature upon the next equity financing and the redemption upon a corporate transaction (in both cases, when settled in shares at a conversion price less than $1.57 per share) met the definition of a derivative that would require separate accounting from the 2021 Notes. In estimating the fair value of these bifurcated embedded features, the Company concluded that such fair value was de minimis at issuance of the 2021 Notes. The automatic conversion feature upon maturity was assessed to contain a beneficial conversion feature that was recognized at its intrinsic value at the issuance date as a component of APIC and as a debt discount to the 2021 Notes totaling $2,791. Two current shareholders who were related parties contributed $3,000 and $5,000, respectively, of the $11,000 2021 Notes balance.
The total amortization recorded for the 2021 Notes for the six months ended June 30, 2022 and 2021 was $0 and $1,750, respectively, and is included within interest expense in the condensed consolidated statements of operations. For the six months ended June 30, 2022 and 2021, the Company incurred $0 and $246, respectively, of paid-in-kind
interest as a component of the carrying value of the 2021 Notes.
On March 31, 2021, the Company completed the initial closing of a new equity financing for its Series E Preferred Stock. As a result of the closing, both the 2020 Notes and 2021 Notes, including accrued cash and paid-in-kind
interest, converted to shares of Series
E-1
and Series
E-2
Preferred Stock respectively (see Note 5). The conversion of the 2020 Notes was treated as a conversion in accordance with the original terms of the 2020 Notes, and as such, carrying value of the 2020 Notes was reclassified to Series
E-1
Preferred Stock. The conversion of the 2021 Notes was treated as an extinguishment of the 2021 Notes, with the Series
E-2
Preferred Stock being recorded at its fair value (the reacquisition price of the 2021 Notes) and the Company recording a charge to the capital account of $2,791 representing the additional value provided to the holders of the 2021 Notes upon settlement. The Company recorded a loss on extinguishment of $2,361 reflected in the other income (expense), net on the condensed consolidated statement of operations for the six months ended June 30, 2021.
As a result of the 2020 Notes converting into shares of Series E Preferred Stock, the carrying value of the debt discount on the 2020 Notes was reversed and recognized as interest expense in the amount of $971 for the six months ending June 30, 2021.

Starry, Inc [Member]
Short-term Debt [Line Items]
Debt
Note 4. Debt

At December 31, 2021 and 2020, the carrying value of debt was as follows:

	As of
	December 31, 2021	December 31, 2020
Gross term loans	$202,671	$144,877
Convertible notes payable, net of unamortized discount at December 31, 2021 and 2020 of $0 and $2,282, respectively	—	29,256
Strategic Partner Arrangement (see Note 12)	5,227	1,722
Capital lease obligations	2,221	1,609

	210,119	177,464
Less unamortized debt discount on term loans	(17,019)	(13,657)
Less current portion of debt	(1,504)	(29,875)

Debt, net of current portion	$191,596	$133,932
2019 Credit Agreement:
 In February 2019, the Company entered into a credit agreement with a new lender to provide for a total of $50,000, in the form of two separate term loan tranches of $27,500 and $22,500, respectively. The Company drew the first tranche of $27,500 in February 2019 and the second tranche of $22,500 in June 2019. In December 2019, the Company amended and restated the credit agreement (as amended and restated, the “Credit Agreement”) with a syndicate of lenders, with the new lenders providing for an additional term loan tranche of $75,000, which was immediately drawn by the Company (collectively, the “Term Loans”).
The Term Loans incur interest at a rate equal to the London Interbank Offered Rate (“LIBOR”), subject to a floor of 2.0%, plus an applicable margin of 9.0% (with the interest rate capped at 13.25% per annum) and such interest is accrued on a quarterly basis. Such interest rates were approximately 11.0% as of December 31, 2021 and 2020. As allowed in the Credit Agreement, the Company has elected to pay the interest accrued on an in-kind basis
by increasing the principal balance outstanding. For the years ending December 31, 2021 and 2020, the Company has incurred $17,794 and $15,132, respectively, of paid-in-kind interest
on the Term
Loans. Paid-in-kind interest
is reflected as a component of the carrying value of the Term Loans as the payment of such interest would occur upon the settlement of the Term Loans.
The principal balance is payable in its entirety at maturity in February 2024. The Company may prepay the Term Loans, in whole or in part, at any time, subject to a premium. In addition, the lenders can require prepayment in certain circumstances, including a change of control, also subject to a premium. The premium for such prepayment ranges from 0% to 10% of the principal based on the timing of prepayment. A change of control is defined as the acquisition of direct or indirect ownership by a person other than existing stockholders of the Company of fifty percent or more of the voting or equity value of the Company.
The Term Loans are senior to all other debt and have a first priority lien on substantially all of the Company’s assets. The Term Loans contain customary conditions related to borrowing, events of default and covenants, including certain non-financial covenants
and covenants limiting the Company’s ability to dispose of assets, undergo a change in control, merge with or acquire stock, and make investments, in each case subject to certain exceptions. There is a financial covenant with respect to the Term Loans that requires the Company to maintain a minimum cash balance of $15,000 at all times. Upon the occurrence of an event of default, in addition to the lenders being able to declare amounts outstanding under the Term Loans due and payable the lenders can elect to increase the interest rate by 2.0% per annum.
On June 2, 2021, the Company entered into a Third Amendment and Waiver to the 2019 Credit Agreement (as amended and restated, the “Credit Agreement”). The Credit Agreement amended and restated two affirmative covenants that the Company was not in compliance with as of December 31, 2020, which include the Company providing audited financial statements without a “going concern” or like qualification, exception or emphasis.
The non-compliance with
covenants is an event of default which would have required the outstanding long-term debt balance to be payable upon demand. The Credit Agreement also waived any events of default in existence on the Third Amendment and Waiver effective date. The lender has retained all other covenant requirements.
The Company assessed the embedded features of the Term Loans, including the accelerated repayment (redemption) features and the default rate of interest feature, noting that these features met the definition of a derivative under ASC 815 and were not clearly and closely related to the debt host instrument. The Company is required to remeasure these derivative features to their then fair value at each subsequent reporting period. The Company determined the fair value of these features to be $0 as of the respective issuance dates of the Term Loans. However, based on the previously defined change of control trigger the repayment feature was ascribed a fair value of $10,412 and $1,850, respectively, as of December 31, 2021 and 2020, recorded in other liabilities on the consolidated balance sheets. The change in fair value is based on management’s assumption of the estimated probability that the accelerated repayment would be triggered prior to maturity. Such probability was deemed to be 100% as of December 31, 2021. The change in fair value of $8,562 and $1,850 for the years ended December 31, 2021 and 2020, was recorded in other income (expense) on the consolidated statement of operations.
In connection with entering into the initial agreement in February 2019, the Company issued the lender a warrant to purchase 2,765,887 shares of the
Company’s non-voting common
stock. In addition, in connection with the Company entering into the Credit Agreement in December 2019, the Company issued the new participating lenders a warrant to purchase 3,244,510 shares of the
Company’s non-voting common
stock (see Note 5 for the accounting for these warrants). As the Company concluded the warrants were classified in stockholders’ equity, the Company allocated approximately $6,175 and $8,307 in value to the warrant issuances, respectively, on a relative fair value basis and recorded this allocated value as an increase to additional-paid-in capital
and as a component of the discount recorded against the outstanding debt. On October 6, 2021, certain lenders who hold 648,902 of such warrants entered into the Convertible Note Subscription Agreement (see Note 16) which provides the lenders an exchange right to net cash settle the outstanding warrants. The Company re-assessed
the classification of such warrants due to the exchange right and recorded a reclassification of $6,345 from additional-paid-in
capital to warrant liabilities.
On October 6, 2021, the Company entered into the Fifth Amendment to the 2019 Credit Agreement (“Fifth Amendment”) with lenders to provide for a total of $40,000 in term loans which the Company immediately drew upon in full (“Tranche C Loan”) and up to an additional $10,000 in delayed draw loans (“Delayed Draw Tranche C Loan”) (together, the “Tranche C Loans”). Two lenders in the Tranche C Loans were also lenders in the Tranche B Loans, lending up to $6,000 and $1,500 respectively. The Fifth Amendment for such lenders was treated as an extinguishment. The Company recorded a loss on extinguishment of $1,366 reflected in other income (expense), net on the consolidated statement of operations for the year ended December 31, 2021.
In conjunction with the Fifth Amendment, the Company entered into the Warrant Purchase Agreement as of October 6, 2021. The Company issued to the lenders warrants to purchase 2,118,687 shares of nonvoting Old
Starry Common Stock valued at $6,733 (“Initial Tranche C Warrants”) and contingently issuable warrants to purchase 533,275 shares of nonvoting Old
Starry Common Stock valued at $1,695 (“Delayed Draw Tranche C Warrants”) (together, the “Tranche C Warrants”). The Company concluded the Tranche C Warrants are liability classified and recorded the fair value as an increase to warrant liabilities and as a component of the discount recorded against the outstanding debt (for the Initial Tranche C Warrants) and deferred costs (for the Delayed Draw Tranche C Warrants) as the Delayed Draw Tranche C Loan was not outstanding as of December 31, 2021. The Delayed Draw Tranche C Warrants will be reclassified as a component of the discount recorded against the outstanding debt upon the draw down of the Delayed Draw Tranche C Loan, which subsequently occurred on January 11, 2022.
Term Loans debt issuance costs and discount:
 In connection with entering into the initial credit agreement in February 2019, the Company recorded a debt discount of $6,917, which was comprised of debt issuance costs of $742 and the allocated value of the warrants of $6,175. In connection with the second tranche drawn on in June 2019, the Company recorded a debt discount of $225 related to debt issuance costs. In connection with the Company entering into the amended and restated credit agreement in December 2019, the Company recorded a debt discount of $9,212, which was comprised of debt issuance costs of $905 and the allocated value of the warrants of $8,307. In connection with the Fifth Amendment, the Company recorded a debt discount of $7,053, which was comprised of debt issuance costs of $1,330 (net of $180 expensed as part of the loss on extinguishment) and the fair value of the warrants of $5,723 (net of $1,010 expensed as part of the loss on extinguishment). In connection with the loss on extinguishment, the Company also de-recognized
$176 of deferred financing costs associated with the Tranche B Loans.
The Company is amortizing the debt discounts over the term of the Credit Agreement using the effective interest method (based on an effective interest rate of 16.9%, 11.2%, 14.2% and 19.1%, respectively). The amortization recorded for the years ended December 31, 2021 and 2020 is $3,516 and $2,169, respectively, and is included within interest expense in the consolidated statements of operations. The remaining unamortized debt discount at December 31, 2021 and 2020 is $17,019 and $13,658, respectively, and is reflected net against the debt, net of current portion on the consolidated balance sheets.
2020 Convertible notes payable:
 In September 2020, the Company issued convertible notes payable in exchange for cash totaling $31,243 (the “2020 Notes”). One current shareholder who was a related party contributed $2,349 of the $
31,243
2020 Notes balance. Such notes were subsequently converted into preferred stock as discussed below. The 2020 Notes bear interest at 3.0% per annum and mature on June 4, 2021. The 2020 Notes are only prepayable with the consent of the holder and are an unsecured obligation of the Company. The 2020 Notes include the following embedded features:

(a)
Automatic conversion of outstanding principal and unpaid accrued interest upon the closing of the next equity financing. The conversion price will be based on the next equity financing per share price with a 20% discount, provided that the conversion price is not less than the Series D preferred stock price ($7.77 per share) or greater than $8.53

per share. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the above mentioned conversion price.

(b)
Automatic conversion of outstanding principal and unpaid accrued interest upon maturity of the 2020 Notes into shares of Series D preferred stock. The number of Series D preferred stock shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D preferred stock price.

(c)
Automatic redemption upon the Company closing a corporate transaction, or liquidation event (including an IPO, SPAC transaction or other change in control event). In such scenario, the majority noteholders would elect either (i) the repayment of the outstanding principal and accrued unpaid interest due upon the closing of the corporate transaction or (ii) the conversion of the 2020 Notes into the right to receive a cash payment as though the principal and unpaid accrued interest had converted into conversion shares. The conversion price will be based on the corporate transaction per share price with a 20% discount, provided that the conversion price is not less than the Series D preferred stock price ($7.77 per share) of greater than $8.53

per share. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the above mentioned conversion price.

(d)
Automatic conversion of outstanding principal and unpaid accrued interest upon the closing of an initial public offering. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D preferred stock price.

(e)
Automatic conversion of outstanding principal and unpaid accrued interest upon an event of default under the Credit Agreement. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D preferred stock price.

The Company assessed the embedded features within the 2020 Notes as detailed above and determined that the automatic conversion feature upon the next equity financing and the redemption upon a corporate transaction (in both cases, provided that the conversion price is not less than the Series D preferred stock price ($7.77 per share) or greater than $8.53 per share) met the definition of a derivative that would require separate accounting from the
2020 Notes. In estimating the fair value of these bifurcated embedded features, the Company concluded that such fair value was de minimis at issuance of the 2020 Notes. The automatic conversion feature upon maturity was assessed to contain a beneficial conversion feature that was recognized at its intrinsic value at the issuance date as a component of additional paid-in-capital and
as a debt discount to the 2020 Notes totaling $3,933.
January 2021 Convertible notes payable:
 In January 2021, the Company issued convertible notes payable in exchange for cash totaling $11,000 (the “2021 Notes”). The 2021 Notes bear interest at 3.0% per annum and mature on October 29, 2021. The 2021 Notes are only prepayable with the consent of the holder and are an unsecured obligation of the Company. The 2021 Notes include the following embedded features:

(a)
Automatic conversion of outstanding principal and unpaid accrued interest upon the closing of the next equity financing. The conversion price will be based on the next equity financing per share price with a 20% discount, as long as it is not greater than $8.53 per share. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the above mentioned conversion price. This feature is effectively made up of two separate components, a share-settled redemption feature when the conversion price is not greater than $8.53 per share, and a traditional conversion option when the conversion price is greater than $8.53 per share.

(b)
Automatic conversion of outstanding principal and unpaid accrued interest upon maturity of the 2021 Notes into shares of Series D preferred stock. The number of Series D preferred stock shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D preferred stock price.

(c)
Automatic redemption upon the Company closing a corporate transaction. In such scenario, the majority noteholders would elect either (i) the repayment of the outstanding principal and accrued unpaid interest due upon the closing of the corporate transaction or (ii) the conversion of the 2021 Notes into the right to receive a cash payment as though the principal and unpaid accrued interest had converted into conversion shares. The conversion price will be based on the corporate transaction per share price with a 20% discount, provided it is not greater than $8.53. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the above mentioned conversion price. This feature is effectively made up of two separate components, a share-settled redemption feature when the conversion price is not greater than $8.53 per share, and a traditional conversion option when the conversion price is greater than $8.53 per share.

(d)
Automatic conversion of outstanding principal and unpaid accrued interest upon the closing of an initial public offering. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D preferred stock price.

(e)
Automatic conversion of outstanding principal and unpaid accrued interest upon an event of default under the Credit Agreement. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the Series D preferred stock price.

(f)
In the event of a future non-equity financing prior to the full payment or conversion of the Notes, each lender will have the option to elect for the principal and unpaid accrued interest of each outstanding note to be converted into either (i) the instrument used in the non-equity financing on the same price, or (ii) conversion shares. The number of conversion shares to be issued shall be equal to the quotient obtained by dividing (i) the outstanding principal and unpaid accrued interest due by (ii) the conversion price.

The Company assessed the embedded features within the 2021 Notes as detailed above and determined that the automatic conversion feature upon the next equity financing and the redemption upon a corporate transaction (in both cases, when settled in shares at a conversion price less than $8.53 per share) met the definition of a derivative that would require separate accounting from the 2021 Notes. In estimating the fair value of these bifurcated embedded features, the Company concluded that such fair value was de minimis at issuance of the 2021 Notes. The automatic conversion feature upon maturity was assessed to contain a beneficial conversion feature that was recognized at its intrinsic value at the issuance date as a component of additional paid-in
capital and as a debt discount to the 2021 Notes totaling $2,791. Two current shareholders who were related parties contributed $3,000 and $5,000, respectively, of the $11,000 2021 Notes balance.
The total amortization recorded for both the 2020 and 2021 Notes for the years ended December 31, 2021 and 2020, was $1,750 and $1,651, respectively, and is included within interest expense in the consolidated statements of operations. For the years ended December 31, 2021 and 2020, the Company incurred $246 and $295 of paid-in-kind interest
as a component of the carrying value of the 2020 Notes and 2021 Notes.
On March 31, 2021, the Company completed the initial closing of a new equity financing for its Series E Preferred Stock. As a result of the closing, both the 2020 Notes and 2021 Notes, including accrued cash and paid-in-kind interest,
converted to shares of
Series E-1 and
Series E-2 Preferred
Stock respectively (see Note 5). The conversion of the 2020 Notes was treated as a conversion in accordance with the original terms of the 2020 Notes, and as such, carrying value of the 2020 Notes was reclassified to
Series E-1 Preferred
Stock. The conversion of the 2021 Notes was treated as an extinguishment of the 2021 Notes, with the
Series E-2 Preferred
Stock being recorded at its fair value (the reacquisition price of the 2021 Notes) and the Company recording a charge to the capital account of $2,791 representing the additional value provided to the holders of the 2021 Notes upon settlement. The Company recorded a loss on extinguishment of $2,361 reflected in the other income (expense), net on the consolidated statement of operations for the year ended December 31, 2020.
As a result of the 2020 Notes converting into shares of Series E Preferred Stock, the carrying value of the debt discount on the 2020 Notes was reversed and recognized as interest expense in the amount of $971 for the year ending December 31, 2021.
Capital lease obligations:
 The Company’s debt arising from capital lease obligations primarily relates to vehicles and equipment.
The aggregate future maturities of debt are as follows:

Years Ended December 31,	Term loans	Capital lease obligations
2022	$—	$1,092
2023	—	731
2024	202,671	452
2025	—	146

	202,671	2,421
Less: imputed interest	—	(200)

Total future maturities	$202,671	$2,221